Accumulated Other Comprehensive Loss	9 Months Ended
Sep. 30, 2022
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss consisted of the following:

	Foreign currency translation adjustment(a)	Pension and other postretirement benefits adjustments net of tax(b)	Other comprehensive income of unconsolidated affiliates	Hedging instruments	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Venator
Beginning balance, January 1, 2022	$(56)	$(253)	$(5)	$—	$(314)	$—	$(314)
Other comprehensive (loss) income before reclassifications, gross	(191)	—	2	(2)	(191)	—	(191)
Tax expense	—	—	—	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	3	—	—	3	—	3
Tax expense	—	—	—	—	—	—	—
Net current-period other comprehensive (loss) income	(191)	3	2	(2)	(188)	—	(188)
Ending balance, September 30, 2022	$(247)	$(250)	$(3)	$(2)	$(502)	$—	$(502)

	Foreign currency translation adjustment(d)	Pension and other postretirement benefits adjustments net of tax(e)	Other comprehensive income of unconsolidated affiliates	Hedging instruments	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Venator
Beginning balance, January 1, 2021	$(19)	$(306)	$(5)	$1	$(329)	$—	$(329)
Other comprehensive (loss) income before reclassifications, gross	(30)	—	—	9	(21)	—	(21)
Tax expense	—	—	—	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	5	—	—	5	—	5
Tax expense	—	—	—	—	—	—	—
Net current-period other comprehensive (loss) income	(30)	5	—	9	(16)	—	(16)
Ending balance, September 30, 2021	$(49)	$(301)	$(5)	$10	$(345)	$—	$(345)

(a)Amounts are net of tax of nil as of September 30, 2022 and January 1, 2022, each.
(b)Amounts are net of tax of $50 million as of September 30, 2022 and January 1, 2022, each.
(c)See table below for details about the amounts reclassified from accumulated other comprehensive loss.
(d)Amounts are net of tax of nil as of September 30, 2021 and January 1, 2021, each.
(e)Amounts are net of tax of $50 million as of September 30, 2021 and January 1, 2021, each.

	Three months ended September 30,		Nine months ended September 30,		Affected line item in the statement where net income is presented
	2022	2021	2022	2021
Details about Other Comprehensive Loss Components:
Amortization of pension and other postretirement benefits:
Actuarial loss	$1	$3	$2	$10	Other income
Prior service credit	—	—	1	—	Other income
Total before tax	1	3	3	10
Income tax expense	—	—	—	—	Income tax expense
Total reclassifications for the period, net of tax	$1	$3	$3	$10